INCOME TAX AND DEFERRED TAX ASSETS - Additional Information (Details) ¥ in Millions				12 Months Ended				48 Months Ended
	Apr. 01, 2023 GBP (£)	Mar. 31, 2023	Apr. 01, 2021	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2019 CNY (¥) employee	Dec. 31, 2025 CNY (¥)
INCOME TAX AND DEFERRED TAX ASSETS
Net Income (Loss)				$ (41,321)	$ (3,189,205)	$ (1,160,446)
Gain on valuation of warrants				965,095	(493,274)
Current income tax expense (benefit)				$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent				25.00%
Taxable income | ¥							¥ 3
Number of employees | employee							300
Assets				$ 4,635,864	5,208,001		¥ 50
Current income tax paid				0	0	0
Valuation adjustment						(10,835)
Income tax penalties and interest expense				0	0	$ 0
Beijing Mingda Jiahe Technology Development Co., Ltd. | Disposed by sale
INCOME TAX AND DEFERRED TAX ASSETS
Disposal of deferred tax asset				2,400,000
Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate								5.00%
Income tax less than RMB 1 million to RMB 3 million | Minimum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥							1	¥ 1
Income tax less than RMB 1 million to RMB 3 million | Maximum
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥							¥ 3	¥ 3
Series A Warrants
INCOME TAX AND DEFERRED TAX ASSETS
Gain on valuation of warrants				$ 965,095	$ (50,282)
Hong Kong
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				16.50%	16.50%
Domestic Country
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate				25.00%
Domestic Country | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate							5.00%
CHINA | Income tax less than RMB 1 million
INCOME TAX AND DEFERRED TAX ASSETS
Taxable income | ¥							¥ 1
CHINA | Income tax less than RMB 1 million to RMB 3 million
INCOME TAX AND DEFERRED TAX ASSETS
Uniform tax rate							10.00%
United Kindom
INCOME TAX AND DEFERRED TAX ASSETS
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	19.00%	19.00%
Small profits rate of corporation tax	19.00%
Maximum amount of profits for small profits rate of corporation tax | £	£ 50,000
Cayman Islands
INCOME TAX AND DEFERRED TAX ASSETS
Net Income (Loss)				$ 187,978
Gain on deconsolidation				81,996
Offset operating expenses				859,113
Cayman Islands | Series A Warrants
INCOME TAX AND DEFERRED TAX ASSETS
Gain on valuation of warrants				$ 965,095